Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 43,669,538	$ 25,328,486
Accounts receivable	63,493,891	42,606,485
Prepayments	2,352,988	2,396,646
Prepayments, related parties	359,142	90,429
Due from related parties, current	470,076
Income taxes recoverable	104,721	712,459
Other current assets	4,420,220	3,408,704
Total current assets	114,870,576	74,543,209
Equity investments	3,678,171	3,446,346
Property and equipment, net	12,543,156	10,115,782
Deferred tax assets	259,200	242,863
Due from related party, non-current		215,307
Operating lease right-of-use assets	12,265,679	9,827,114
Operating lease right-of-use assets - related party	341,078	172,121
Total non-current assets	29,087,284	24,019,533
Total assets	143,957,860	98,562,742
LIABILITIES AND EQUITY
Accounts payable	4,315,457	2,602,972
Accounts payable - related parties	260,790	149,658
Accrued liabilities and other payables	11,018,516	4,641,892
Deferred revenue	1,196,659	456,331
Wages payable	15,663,312	10,472,596
Income taxes payable	974,510	452,961
Operating lease liabilities, current	5,678,812	3,797,069
Operating lease liability - related party, current	165,734	163,995
Short-term loans	1,531,933	4,306,138
Total current liabilities	40,805,723	27,043,612
Operating lease liabilities, non-current	7,461,337	6,068,702
Operating lease liability - related party, non-current	175,002
Total non-current liabilities	7,636,339	6,068,702
Total liabilities	48,442,062	33,112,314
Equity
Common shares, $0.001 par value, 100,000,000 shares authorized, 18,329,600 shares issued and outstanding as of December 31, 2020 and December 31, 2019	18,330	18,330
Additional paid-in capital	18,424,483	15,074,267
Retained earnings	66,854,353	47,347,781
Statutory reserves	7,761,226	5,818,330
Accumulated other comprehensive income (loss)	2,457,406	(3,411,744)
Total China Customer Relations Centers, Inc. shareholders’ equity	95,515,798	64,846,964
Noncontrolling interest		603,464
Total equity	95,515,798	65,450,428
Total liabilities and equity	$ 143,957,860	$ 98,562,742